Schedule of Investments (unaudited) July 31, 2019	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.4%
Lamar Media Corp., 5.00%, 05/01/23 (Call 09/03/19)	$50	$50,848

Aerospace & Defense — 0.8%
Bombardier Inc., 6.13%, 01/15/23(a)	100	101,639

Auto Manufacturers — 0.4%
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 09/15/19)(a)	50	52,177

Auto Parts & Equipment — 1.2%
Dana Inc., 6.00%, 09/15/23 (Call 09/03/19)	25	25,580
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/23 (Call 09/03/19)(b)	100	101,342
Titan International Inc., 6.50%, 11/30/23 (Call 11/30/19)	25	21,805

		148,727

Banks — 1.9%
CIT Group Inc., 5.00%, 08/01/23(b)	50	53,629
Deutsche Bank AG, 4.30%, 05/24/28 (Call 05/24/23)(c)	200	185,962

		239,591

Building Materials — 1.5%
Masonite International Corp., 5.63%, 03/15/23 (Call 08/10/19)(a)	50	51,410
Norbord Inc., 6.25%, 04/15/23 (Call 01/15/23)(a)	25	26,629
Standard Industries Inc./NJ, 5.50%, 02/15/23 (Call 09/03/19)(a)	50	51,270
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23 (Call 08/16/19)	50	50,782

		180,091

Chemicals — 4.0%
Blue Cube Spinco LLC, 9.75%, 10/15/23 (Call 10/15/20)	50	55,112
CF Industries Inc., 3.45%, 06/01/23	50	50,496
Chemours Co. (The), 6.63%, 05/15/23 (Call 09/03/19)	75	75,378
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/16/19)(a)	50	52,308
OCI NV, 6.63%, 04/15/23 (Call 04/15/20)(a)	200	208,336
PolyOne Corp., 5.25%, 03/15/23(b)	50	53,231

		494,861

Commercial Services — 3.0%
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 09/03/19)(a)	50	43,401
APX Group Inc., 7.63%, 09/01/23 (Call 09/03/19)(b)	25	19,978
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 5.50%, 04/01/23 (Call 09/03/19)	20	20,376
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 08/01/23 (Call 09/03/19)(a)	100	103,585
LSC Communications Inc., 8.75%, 10/15/23 (Call 10/15/19)(a)	50	38,053
United Rentals North America Inc., 4.63%, 07/15/23 (Call 09/03/19)	100	102,323
WEX Inc., 4.75%, 02/01/23 (Call 09/03/19)(a)	50	50,422

		378,138

Computers — 1.9%
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)	100	98,716
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 07/15/20)(a)(b)	75	61,404
NCR Corp., 6.38%, 12/15/23 (Call 09/03/19)	75	77,124

		237,244

Cosmetics & Personal Care — 0.4%
Avon Products Inc., 7.00%, 03/15/23	50	50,357

Distribution & Wholesale — 0.8%
Anixter Inc., 5.50%, 03/01/23(b)	50	53,522

Security	Par (000)	Value

Distribution & Wholesale (continued)
LKQ Corp., 4.75%, 05/15/23 (Call 09/03/19)	$50	$50,818

		104,340

Diversified Financial Services — 2.7%
Nationstar Mortgage Holdings Inc., 8.13%, 07/15/23 (Call 07/15/20)(a)	75	77,875
Navient Corp.
5.50%, 01/25/23	100	103,511
7.25%, 09/25/23	25	27,303
Springleaf Finance Corp., 5.63%, 03/15/23	100	107,196
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 04/01/20)(a)	25	23,037

		338,922

Electric — 2.0%
AES Corp./VA
4.50%, 03/15/23 (Call 03/15/20)	25	25,726
4.88%, 05/15/23 (Call 09/03/19)	100	101,390
Calpine Corp., 5.38%, 01/15/23 (Call 09/03/19)	100	99,840
Vistra Energy Corp., 5.88%, 06/01/23 (Call 09/03/19)	25	25,554

		252,510

Electronics — 0.8%
ADT Security Corp. (The), 4.13%, 06/15/23	50	50,255
Sensata Technologies BV, 4.88%, 10/15/23(a)	50	52,046

		102,301

Energy – Alternate Sources — 0.4%
TerraForm Power Operating LLC, 4.25%, 01/31/23 (Call 10/31/22)(a)	50	50,119

Engineering & Construction — 0.4%
MasTec Inc., 4.88%, 03/15/23 (Call 09/03/19)	50	50,710

Entertainment — 1.0%
Cinemark USA Inc., 4.88%, 06/01/23 (Call 09/03/19)	75	76,074
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 02/15/20)(a)	25	26,398
WMG Acquisition Corp., 5.00%, 08/01/23 (Call 09/03/19)(a)	25	25,558

		128,030

Environmental Control — 0.2%
GFL Environmental Inc., 5.38%, 03/01/23 (Call 03/01/20)(a)	25	25,095

Food — 0.7%
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 09/03/19)(a)	50	31,425
Ingles Markets Inc., 5.75%, 06/15/23 (Call 09/03/19)	50	51,026

		82,451

Forest Products & Paper — 0.4%
Clearwater Paper Corp., 4.50%, 02/01/23 (Call 09/03/19)(b)	25	24,705
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 09/03/19)	25	25,202

		49,907

Gas — 0.2%
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 03/31/20)(a)	25	25,294

Health Care – Products — 0.4%
Sotera Health Holdings LLC, 6.50%, 05/15/23 (Call 09/03/19)(a)	50	50,607

Health Care – Services — 6.7%
Acadia Healthcare Co. Inc., 5.63%, 02/15/23 (Call 09/03/19)	50	50,445
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 09/03/19)(a)	25	22,596

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 03/31/20)	$300	$287,568
9.88%, 06/30/23 (Call 06/30/20)(a)(d)	100	84,608
Encompass Health Corp., 5.13%, 03/15/23 (Call 09/03/19)	25	25,391
HCA Inc., 5.88%, 05/01/23	100	109,648
MEDNAX Inc., 5.25%, 12/01/23 (Call 09/03/19)(a)	50	49,979
RegionalCare Hospital Partners Holdings Inc., 8.25%, 05/01/23 (Call 09/03/19)(a)	50	53,303
Tenet Healthcare Corp., 6.75%, 06/15/23	150	154,114

		837,652

Holding Companies – Diversified — 0.4%
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	50	50,925

Home Builders — 2.3%
KB Home, 7.63%, 05/15/23 (Call 11/15/22)(b)	50	55,895
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	50	52,713
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.88%, 04/15/23 (Call 01/15/23)(a)	25	26,268
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)	50	51,870
William Lyon Homes Inc., 6.00%, 09/01/23 (Call 09/01/20)	50	50,551
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/15/20)(a)	50	52,393

		289,690

Home Furnishings — 0.4%
Tempur Sealy International Inc., 5.63%, 10/15/23 (Call 09/03/19)	50	51,455

Household Products & Wares — 0.6%
Central Garden & Pet Co., 6.13%, 11/15/23 (Call 09/03/19)	25	26,000
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 09/03/19)(a)	50	43,193

		69,193

Housewares — 0.2%
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23 (Call 08/16/19)	25	25,917

Insurance — 1.0%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 8.25%, 08/01/23 (Call 08/12/19)(a)	50	51,133
Genworth Holdings Inc., 4.90%, 08/15/23	25	23,355
MGIC Investment Corp., 5.75%, 08/15/23	50	54,361

		128,849

Internet — 1.9%
Uber Technologies Inc., 7.50%, 11/01/23 (Call 11/01/20)(a)	50	52,820
VeriSign Inc., 4.63%, 05/01/23 (Call 09/03/19)	50	50,640
Zayo Group LLC/Zayo Capital Inc., 6.00%, 04/01/23 (Call 09/03/19)	125	128,467

		231,927

Iron & Steel — 1.7%
AK Steel Corp., 7.50%, 07/15/23 (Call 09/03/19)	50	51,243
Allegheny Technologies Inc., 7.88%, 08/15/23 (Call 05/15/23)	50	53,883
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	25	25,601
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)(b)	25	25,606
Steel Dynamics Inc., 5.25%, 04/15/23 (Call 09/03/19)	50	50,911

		207,244

Leisure Time — 1.0%
Sabre GLBL Inc., 5.38%, 04/15/23 (Call 09/03/19)(a)	100	102,305
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 09/03/19)	25	24,498

		126,803

Security	Par (000)	Value

Lodging — 2.5%
Boyd Gaming Corp., 6.88%, 05/15/23 (Call 08/16/19)	$50	$51,770
Diamond Resorts International Inc., 7.75%, 09/01/23 (Call 09/03/19)(a)(b)	50	51,272
MGM Resorts International, 6.00%, 03/15/23	100	108,689
Wyndham Destinations Inc., 3.90%, 03/01/23 (Call 12/01/22)	50	50,379
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%, 05/30/23 (Call 02/28/23)(a)	50	50,438

		312,548

Machinery — 0.2%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 12/15/19)(a)	25	23,250

Manufacturing — 0.2%
LSB Industries Inc., 9.63%, 05/01/23 (Call 05/01/20)(a)(b)	25	25,728

Media — 7.1%
Altice Financing SA, 6.63%, 02/15/23 (Call 09/02/19)(a)	200	206,294
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 11/01/19)(a)	25	25,128
5.13%, 02/15/23 (Call 09/03/19)	100	101,537
5.13%, 05/01/23 (Call 09/03/19)(a)	100	102,329
DISH DBS Corp., 5.00%, 03/15/23	125	120,264
Midcontinent Communications/Midcontinent Finance Corp., 6.88%, 08/15/23 (Call 08/15/19)(a)	50	51,770
Quebecor Media Inc., 5.75%, 01/15/23	75	80,102
Sirius XM Radio Inc., 4.63%, 05/15/23 (Call 09/03/19)(a)	25	25,415
TEGNA Inc., 6.38%, 10/15/23 (Call 09/03/19)	50	51,402
Townsquare Media Inc., 6.50%, 04/01/23 (Call 09/03/19)(a)	25	24,664
Univision Communications Inc., 5.13%, 05/15/23 (Call 09/03/19)(a)	100	99,373

		888,278

Metal Fabricate & Hardware — 0.5%
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 12/15/19)(a)	50	47,867
Zekelman Industries Inc., 9.88%, 06/15/23 (Call 09/03/19)(a)	14	14,734

		62,601

Mining — 2.7%
Aleris International Inc., 10.75%, 07/15/23 (Call 07/15/20)(a)	50	51,808
FMG Resources August 2006 Pty Ltd., 5.13%, 03/15/23 (Call 12/15/22)(a)(b)	50	52,028
Freeport-McMoRan Inc.
3.88%, 03/15/23 (Call 12/15/22)	150	150,535
6.88%, 02/15/23 (Call 02/15/20)	50	52,592
Hudbay Minerals Inc., 7.25%, 01/15/23 (Call 08/09/19)(a)(b)	25	25,813

		332,776

Office & Business Equipment — 1.6%
CDW LLC/CDW Finance Corp., 5.00%, 09/01/23 (Call 09/03/19)	50	50,810
Pitney Bowes Inc., 4.70%, 04/01/23 (Call 03/01/23)	50	47,172
Xerox Corp., 4.13%, 03/15/23 (Call 02/15/23)(b)	100	100,371

		198,353

Oil & Gas — 10.7%
Antero Resources Corp., 5.63%, 06/01/23 (Call 09/03/19)(b)	75	70,904
Bruin E&P Partners LLC, 8.88%, 08/01/23 (Call 08/01/20)(a)	50	37,488
Calumet Specialty Products Partners LP/Calumet Finance Corp., 7.75%, 04/15/23 (Call 09/03/19)	25	24,009
Carrizo Oil & Gas Inc., 6.25%, 04/15/23 (Call 09/03/19)(b)	50	49,052
Chesapeake Energy Corp., 5.75%, 03/15/23	25	21,469
Diamond Offshore Drilling Inc., 3.45%, 11/01/23 (Call 08/01/23)	25	21,240
Gulfport Energy Corp., 6.63%, 05/01/23 (Call 09/03/19)	50	41,851

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Laredo Petroleum Inc., 6.25%, 03/15/23 (Call 09/03/19)	$25	$22,443
MEG Energy Corp., 6.38%, 01/30/23 (Call 09/03/19)(a)	75	71,628
Montage Resources Corp., 8.88%, 07/15/23 (Call 09/03/19)	50	38,650
Nabors Industries Inc., 5.50%, 01/15/23 (Call 11/15/22)	75	70,268
Oasis Petroleum Inc., 6.88%, 01/15/23 (Call 09/03/19)	50	49,202
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	50	48,728
PBF Holding Co. LLC/PBF Finance Corp., 7.00%, 11/15/23 (Call 09/03/19)	50	51,931
Precision Drilling Corp., 7.75%, 12/15/23 (Call 12/15/19)	25	25,138
QEP Resources Inc., 5.25%, 05/01/23 (Call 02/01/23)	50	45,607
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)(b)	75	66,205
Sanchez Energy Corp., 7.25%, 02/15/23 (Call 02/15/20)(a)	25	20,375
Seven Generations Energy Ltd.
6.75%, 05/01/23 (Call 09/03/19)(a)	50	51,065
6.88%, 06/30/23 (Call 09/03/19)(a)	25	25,601
Sunoco LP/Sunoco Finance Corp., 4.88%, 01/15/23 (Call 01/15/20)	100	101,821
Transocean Inc., 9.00%, 07/15/23 (Call 07/15/20)(a)	100	105,367
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	35	35,193
Vantage Drilling International, 9.25%, 11/15/23 (Call 05/15/20)(a)	50	51,953
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.75%, 04/15/23 (Call 10/15/20)(a)	50	29,499
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	50	48,077
Whiting Petroleum Corp., 6.25%, 04/01/23 (Call 01/01/23)	50	48,910
WPX Energy Inc., 8.25%, 08/01/23 (Call 06/01/23)	50	56,249

		1,329,923

Oil & Gas Services — 0.4%
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	50	48,762

Packaging & Containers — 6.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.63%, 05/15/23 (Call 09/03/19)(a)(b)	200	205,008
Ball Corp., 4.00%, 11/15/23	100	104,080
Berry Global Inc., 5.13%, 07/15/23 (Call 09/03/19)(b)	75	76,712
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	100	103,209
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)	75	80,752
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 5.13%, 07/15/23 (Call 09/03/19)(a)(b)	125	127,319
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(a)	50	53,241

		750,321

Pharmaceuticals — 3.6%
Bausch Health Companies Inc.
5.50%, 03/01/23 (Call 09/03/19)(a)	21	21,105
5.88%, 05/15/23 (Call 09/03/19)(a)	200	202,462
Elanco Animal Health Inc., 4.27%, 08/28/23 (Call 07/28/23)	50	52,572
Endo Dac/Endo Finance LLC/Endo Finco Inc., 6.00%, 07/15/23 (Call 09/02/19)(a)	200	128,682
Mallinckrodt International Finance SA, 4.75%, 04/15/23(b)	25	15,631
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (Call 09/02/19)(a)(b)	50	31,645

		452,097

Pipelines — 4.2%
Buckeye Partners LP, 6.38%, 01/22/78 (Call 01/22/23)(c)	25	19,216
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 04/01/23 (Call 08/16/19)	50	50,937

Security	Par (000)	Value

Pipelines (continued)
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	$25	$25,384
5.85%, 05/21/43 (Call 05/21/23)(a)(c)	50	47,039
Genesis Energy LP/Genesis Energy Finance Corp., 6.00%, 05/15/23 (Call 09/03/19)	50	50,218
Global Partners LP/GLP Finance Corp., 7.00%, 06/15/23 (Call 09/03/19)	25	25,633
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23 (Call 11/01/19)	50	51,615
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 09/03/19)	50	51,359
SemGroup Corp./Rose Rock Finance Corp., 5.63%, 11/15/23 (Call 08/16/19)	50	48,183
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 4.75%, 10/01/23 (Call 10/01/20)(a)	50	50,630
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 09/03/19)	50	50,103
5.25%, 05/01/23 (Call 09/03/19)	50	50,654

		520,971

Real Estate — 0.8%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	50	53,691
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23 (Call 03/01/23)(a)(b)	50	42,257

		95,948

Real Estate Investment Trusts — 2.1%
CBL & Associates LP, 5.25%, 12/01/23 (Call 09/01/23)(b)	25	18,226
CoreCivic Inc., 4.63%, 05/01/23 (Call 02/01/23)	50	47,617
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 09/03/19)	25	22,224
Iron Mountain Inc., 6.00%, 08/15/23 (Call 08/12/19)	50	51,045
Mack-Cali Realty LP, 3.15%, 05/15/23 (Call 02/15/23)	25	23,630
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 04/15/23 (Call 09/03/19)	25	25,540
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.00%, 04/15/23 (Call 09/03/19)(a)	50	47,691
VICI Properties 1 LLC/VICI FC Inc., 8.00%, 10/15/23 (Call 10/15/20)	25	27,333

		263,306

Retail — 4.3%
Beacon Roofing Supply Inc., 6.38%, 10/01/23 (Call 09/03/19)	25	25,896
Brinker International Inc., 3.88%, 05/15/23	25	25,072
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)	50	50,182
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 06/15/23 (Call 08/16/19)(b)	25	21,601
JC Penney Corp. Inc., 5.88%, 07/01/23 (Call 09/03/19)(a)	25	20,885
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/15/20)(a)	25	26,081
L Brands Inc., 5.63%, 10/15/23	50	52,108
Party City Holdings Inc., 6.13%, 08/15/23 (Call 09/03/19)(a)(b)	50	50,149
PetSmart Inc., 7.13%, 03/15/23 (Call 09/03/19)(a)	100	94,176
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 09/03/19)(a)	25	23,576
Reliance Intermediate Holdings LP, 6.50%, 04/01/23 (Call 09/03/19)(a)	16	16,481
Rite Aid Corp., 6.13%, 04/01/23 (Call 09/03/19)(a)	125	105,441
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	25	25,567

		537,215

Software — 2.1%
Informatica LLC, 7.13%, 07/15/23 (Call 08/16/19)(a)	50	50,897
IQVIA Inc., 4.88%, 05/15/23 (Call 08/28/19)(a)	75	76,814
Open Text Corp., 5.63%, 01/15/23 (Call 09/03/19)(a)	75	76,771

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2023 Term High Yield and Income ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 09/03/19)(a)	$50	$51,872

		256,354

Telecommunications — 5.8%
CenturyLink Inc., Series W, 6.75%, 12/01/23	50	54,012
Intelsat Jackson Holdings SA, 5.50%, 08/01/23 (Call 09/03/19)	150	138,310
Iridium Communications Inc., 10.25%, 04/15/23 (Call 04/15/20)(a)	14	15,205
Level 3 Financing Inc.
5.13%, 05/01/23 (Call 09/03/19)	50	50,328
5.63%, 02/01/23 (Call 09/03/19)	50	50,641
Plantronics Inc., 5.50%, 05/31/23 (Call 09/03/19)(a)(b)	50	50,830
Sprint Corp., 7.88%, 09/15/23(b)	325	361,507

		720,833

Toys, Games & Hobbies — 0.2%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	25	24,082

Transportation — 1.2%
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 09/03/19)(a)	50	45,372
Teekay Offshore Partners LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 07/15/20)(a)(b)	50	49,734
Watco Companies LLC/Watco Finance Corp., 6.38%, 04/01/23 (Call 09/03/19)(a)	6	6,106
XPO Logistics Inc., 6.13%, 09/01/23 (Call 09/03/19)(a)	50	51,524

		152,736

Total Corporate Bonds & Notes — 97.9% (Cost: $12,259,454)		12,209,696

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(e)(f)(g)	2,013	$2,013,719
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(e)(f)	152	152,000

		2,165,719

Total Short-Term Investments — 17.4% (Cost: $2,165,719)		2,165,719

Total Investments in Securities — 115.3% (Cost: $14,425,173)		14,375,415

Other Assets, Less Liabilities — (15.3)%		(1,903,615)

Net Assets — 100.0%		$12,471,800

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 05/07/19 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		2,013	2,013	$2,013,719	$866	(b)	$(91)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		152	152	152,000	754		—	—

					$2,165,719	$1,620		$(91)	$—

(a)	The Fund commenced operations on May 07, 2019.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® iBonds® 2023 Term High Yield and Income ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$12,209,696	$—	$12,209,696
Money Market Funds	2,165,719	—	—	2,165,719

	$2,165,719	$12,209,696	$—	$14,375,415